T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND
July 31, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)
BELGIUM 4.2%			Thales	65,949	4,768
			TOTAL	134,568	5,093
Common Stocks 4.2%			Wendel	44,870	4,211
Groupe Bruxelles Lambert	95,117	8,250	Total France
Ontex Group (1)	267,042	3,819	(Cost $31,218)		30,732
Total Belgium
(Cost $11,827)		12,069	GERMANY 10.2%

CANADA 5.1%			Common Stocks 8.7%
			BASF	59,215	3,267
Common Stocks 5.1%			Bayer	58,306	3,873
Brookfield Asset Management,			Beiersdorf	29,910	3,571
Class A	114,300	3,692	Continental	29,193	2,820
Power Corp of Canada	223,100	3,959	Daimler	51,329	2,244
Sprott Physical Gold & Silver			Deutsche Telekom	161,347	2,694
Trust (USD) (1)(2)	166,260	3,270	Munich Re	13,055	3,461
Tricon Residential	511,017	3,663	Siemens	22,459	2,862

Total Canada					24,792
(Cost $13,181)		14,584
			Preferred Stocks 1.5%
DENMARK 0.9%			Henkel (3)	44,757	4,401
					4,401
Common Stocks 0.9%			Total Germany
H Lundbeck	70,606	2,574	(Cost $28,072)		29,193
Total Denmark
(Cost $2,568)		2,574	HONG KONG 2.5%

FINLAND 2.9%			Common Stocks 2.5%
			CK Hutchison Holdings	724,692	4,732
Common Stocks 2.9%			Samsonite International (1)	2,581,200	2,420
Metso Outotec	451,830	2,916	Total Hong Kong
Sampo, A Shares	104,129	3,764	(Cost $10,611)		7,152
Wartsila	176,067	1,472
Total Finland			ITALY 2.6%
(Cost $7,541)		8,152
			Common Stocks 2.6%
FRANCE 10.8%			Eni	414,254	3,690
			PRADA (HKD) (1)	942,900	3,640
Common Stocks 10.8%			Total Italy
EssilorLuxottica (1)	30,876	4,113	(Cost $8,017)		7,330
Ipsen	27,553	2,642
JCDecaux (1)	176,242	2,981
Sanofi	45,365	4,763
Schneider Electric	18,847	2,161

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

JAPAN 16.0%			Millicom International Cellular,
			SDR	101,463	3,054
Common Stocks 16.0%			Total Sweden
Asics	324,000	3,615	(Cost $8,031)		10,418
Astellas Pharma	181,300	2,828
Hoshizaki	53,100	4,048	SWITZERLAND 8.9%
Hoya	26,300	2,594
Japan Tobacco	228,100	3,899	Common Stocks 8.9%
Kirin Holdings	213,400	4,112	Barry Callebaut	2,445	5,091
Mitsubishi	222,500	4,483	Nestle	49,063	5,835
Mitsubishi Electric	340,300	4,442	Novartis	68,982	5,682
Nippon Telegraph & Telephone	147,100	3,414	Roche Holding	15,843	5,487
Otsuka Holdings	117,700	4,881	UBS Group	279,338	3,291
Shimano	11,800	2,562
Suntory Beverage & Food	124,300	4,692	Total Switzerland
			(Cost $19,830)		25,386
Total Japan
(Cost $43,523)		45,570	UNITED KINGDOM 12.4%
NETHERLANDS 8.2%			Common Stocks 12.4%
			Amcor, CDI (AUD)	290,806	2,987
Common Stocks 8.2%			BAE Systems	676,303	4,334
ASML Holding	8,789	3,125	BHP Group	233,103	5,041
HAL Trust	30,262	4,000	GlaxoSmithKline	181,394	3,613
Heineken	49,308	4,776	Great Portland Estates	462,726	3,568
Koninklijke Philips (1)	72,246	3,733	Informa	498,603	2,364
Prosus (1)	37,284	3,629	National Grid	267,035	3,133
Unilever	68,274	4,034	Smith & Nephew	194,785	3,845
Total Netherlands			Smiths Group	136,918	2,412
(Cost $18,295)		23,297	Vodafone Group	2,620,806	3,939
			Total United Kingdom
SPAIN 2.8%			(Cost $33,870)		35,236

Common Stocks 2.8%			SHORT-TERM INVESTMENTS 8.3%
Amadeus IT Group, A Shares	67,929	3,392
Red Electrica	243,311	4,743	MONEY MARKET FUNDS 8.3%
Total Spain			T. Rowe Price Government Reserve
(Cost $7,506)		8,135	Fund, 0.13% (4)(5)	23,533,146	23,533
			Total Short-Term Investments
SWEDEN 3.7%			(Cost $23,533)		23,533

Common Stocks 3.7%			Total Investments in Securities 99.5%
Industrivarden, C Shares (1)	147,548	3,640
Investor, B Shares	62,768	3,724	(Cost $267,623)		$283,361
			Other Assets Less Liabilities 0.5%		1,468
			Net Assets 100%		$284,829

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

‡	Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1)	Non-income producing
(2)	Organized as a closed-end management investment company.
(3)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
(4)	Seven-day yield
(5)	Affiliated Companies
AUD	Australian Dollar
CDI	CHESS or CREST Depositary Interest
HKD	Hong Kong Dollar
SDR	Swedish Depositary Receipts
USD	U. S. Dollar

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government Reserve Fund		$—		$—	$186
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$186+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	7/31/20
T. Rowe Price Government Reserve Fund	$29,610		¤	¤ $	23,533
T. Rowe Price Short-Term Fund	—		¤	¤	—
Total					$23,533^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $186 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $23,533.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional International Disciplined Equity Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity

T. ROWE PRICE INSTITUTIONAL INTERNATIONAL DISCIPLINED EQUITY FUND

inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$3,270	$ 252,157	$ —	$ 255,427
Preferred Stocks	—	4,401	—	4,401
Short-Term Investments	23,533	—	—	23,533
Total	$26,803	$ 256,558	$ —	$ 283,361